NATIXIS OAKMARK INTERNATIONAL FUND

Supplement dated November 30, 2016 to the Statutory Prospectus of the Natixis Oakmark International Fund (the “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective immediately, Michael L. Manelli has joined the portfolio management team of the Fund.

Effective immediately, the information under the subsection “Portfolio Managers” in the section “Management” of the Fund Summary is revised to include the following:

Michael L. Manelli, CFA®, Vice President, portfolio manager, and analyst of Harris Associates, has served as co-portfolio manager of the Fund since 2016.

Effective immediately, the subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following:

Michael L. Manelli, CFA — Michael L. Manelli has co-managed the Natixis Oakmark International Fund since 2016. Mr. Manelli, Vice President, portfolio manager, and analyst of Harris Associates, joined the firm in 2005 as an international analyst. Mr. Manelli holds a B.B.A. from the University of Iowa. Mr. Manelli holds the designation of Chartered Financial Analyst and has over 16 years of investment experience.

NATIXIS OAKMARK INTERNATIONAL FUND

Supplement dated November 30, 2016 to the Statement of Additional Information of the Natixis Oakmark International Fund (the “Fund”), dated May 1, 2016, as may be revised and supplemented from time to time.

Effective immediately, Michael L. Manelli has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of November 29, 2016, Michael L. Manelli managed other accounts in addition to managing the Fund. The following table provides information on the other accounts managed by Mr. Manelli:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael L. Manelli (Harris Associates)	2	$393 million	0	$0	15	$2.3 billion	0	$0	24	$5.6 billion	1	$159 million

Portfolio Managers’ Ownership of Fund Shares

As of November 29, 2016, Mr. Manelli did not own any shares of the Fund.